Initial Public Offering - Additional Information (Detail) - USD ($)				12 Months Ended
	Dec. 12, 2021	Apr. 22, 2021	Mar. 11, 2021	Dec. 31, 2021
Initial Public Offering [Line Items]
Sale of stock issue price per share				$ 10.00
Proceeds from issuance initial public offering				$ 320,000,000
Deferred underwriting commissions				11,200,000
IPO [Member]
Initial Public Offering [Line Items]
Sale of stock issue price per share			$ 10.00
Proceeds from issuance initial public offering			$ 320,000,000.0
Adjustments to Additional Paid in capital stock issuance costs			18,100,000
Deferred underwriting commissions			$ 11,200,000
Reimbursement of underwriting expenses		$ 640,000
IPO [Member] | Affiliated Shares [Member] | Directors and Officers [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares			112,500
Common Class A [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares	20,500,000
Sale of stock issue price per share	$ 10.00
Proceeds from issuance initial public offering				$ 320,000,000
Common Class A [Member] | IPO [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares			32,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares			4,000,000